Supplementary Items to the Cash Flow	12 Months Ended
Dec. 31, 2023
Supplementary Items to the Cash Flow [Abstract]
Supplementary items to the cash flow

Note 25. Supplementary items to the cash flow

In the years ended December 31, 2023, 2022 and 2021, the Group recorded the following non-cash transactions:

	Note	2023	2022	2021
Business combination:
Trade accounts receivable, net	6 and 9	-	-	7,809
Other assets	6	-	-	1,735
Property and equipment, net	6 and 11	-	-	1,735
Right-of-use assets	6 and 11	-	-	1,058
Intangible assets	6 and 12	-	-	125,802
Goodwill	6 and 12	-	-	237,787
Accounts payable to suppliers	6	-	-	(7,808)
Labor charges	6	-	-	(4,127)
Loans and financing	6 and 14	-	-	(3,994)
Right-of-use lease liabilities	6 and 11	-	-	(1,058)
Taxes and fees	23	-	-	(3,253)
Deferred taxes		-	-	(40,730)
Deferred and contingent consideration		-	-	(282,205)
Other liabilities		-	-	(10,100)
Provisions for risks	6 and 17	-	-	(22,651)
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	11	-	-	1,972
Lease liability	11	-	-	(1,972)
Capitalization of related party loans:
Related party		-	-	3,201
Share capital		-	-	(3,201)
Capital reduction through the payment of subscription rights:
Capital reserve	17	-	-	1,500
Related party	17	-	-	(1,500)
Creation of non-controlling interest at Mercos:
Deferred and contingent consideration		-	46,717	-
Capital reserve	17	-	(42,510)	-
Non-controlling interest	17	-	(4,207)	-
Conversion of subscription rights to capital shares:
Capital reserve		-	(1,500)	-
Share capital		-	1,500	-
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	10	768	-	-
Lease liability	10	(768)	-	-
Business Combination – Smart NX
Cash and cash equivalents		998	-	-
Trade accounts receivable, net		3,061	-	-
Other current assets		5,545	-	-
Other non-current assets		1,204	-	-
Property and equipment, net		172	-	-
Right-of-use assets, net		107	-	-
Intangible Assets		6,201	-	-
Goodwill		15,960	-	-
Accounts payable to suppliers		(894)	-	-
Salaries and labor charges		(776)	-	-
Loans and financing		(40)	-	-
Lease liability		(118)	-	-
Taxes, fees and contributions payable		(940)	-	-
Other current liabilities		(1,211)	-	-
Deferred and contingent consideration on acquisitions		(26,848)	-	-
Deferred taxes		(2,421)	-	-
Capital increase through the payment of subscription rights:
Capital reserves		2,000	-	-
Share capital		33,910
Subscription rights		(35,410)	-	-
Loans from investors		(300)
Loan premium	14	(200)	-	-
Conversion of deferred and contingent consideration to capital shares:			-	-
Deferred and contingent consideration	5 and 6	(64,255)	-	-
Capital reserve	5 and 6	64,255	-	-